Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,302,935.3
Total Fee Amount	896.37
Total Offset Amount	0
Net Fee	$ 896.37
Offset Table N/A	N/A